Provision for lawsuits and administrative proceedings (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Legal Proceedings Provision1	$ 8,082	$ 17,947
Provision For Civil [Member]
IfrsStatementLineItems [Line Items]
Legal Proceedings Provision1	7,532	2,096	$ 980	$ 470
Provision For Tax [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		15,747
Tax Contingent Liabilities [Member]
IfrsStatementLineItems [Line Items]
Legal Proceedings Provision1	12,333	1,814
Civil and labor lawsuits	14,212	7,128
Social Security [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	$ 3,506	$ 18,864